Losses per share (Tables)	6 Months Ended
Jun. 30, 2014
Losses per share [Abstract]
Losses Per Share

	Six month period ended June 30,
	2013			2014
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc.	(134,845)	-	-	(40,185)	-	-
Less: Allocation of undistributed earnings to non vested stock	(23)	-	-	(115)	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$ (134,868)	382,657,244	$ (0.35)	$ (40,300)	411,363,240	$ (0.10)